Property, plant, and equipment (Tables)	12 Months Ended
Dec. 31, 2022
Property, plant and equipment [abstract]
Schedule of movements in property, plant and equipment

	Notes	Building and land	Facilities	Equipment	Mineral properties	Railway equipment	Right of use assets	Other	Constructions in progress	Total
Balance at December 31, 2020		8,591	7,591	4,933	8,054	2,523	1,563	2,495	5,398	41,148
Additions (i)		-	-	-	-	-	185	-	5,316	5,501
Disposals		(13)	(32)	(69)	(2)	(9)	-	(4)	(63)	(192)
Assets retirement obligation		-	-	-	57	-	-	-	-	57
Depreciation, depletion and amortization		(436)	(475)	(664)	(450)	(166)	(171)	(264)	-	(2,626)
Acquisition of NLC	16(a)	235	140	102	-	318	33	2	92	922
Impairment	19	(11)	(7)	(11)	(21)	-	(13)	(7)	(60)	(130)
Impairment of discontinued operations (ii)	16(a)	(231)	(114)	(86)	-	(317)	(33)	(4)	(304)	(1,089)
Transfers to assets held for sale	16	(2)	-	(1)	-	-	-	-	(3)	(6)
Translation adjustment		(412)	(432)	(130)	(132)	(167)	(27)	(99)	(255)	(1,654)
Transfers		416	561	669	236	152	-	365	(2,399)	-
Balance at December 31, 2021		8,137	7,232	4,743	7,742	2,334	1,537	2,484	7,722	41,931
Cost		14,937	11,560	10,770	17,036	3,717	2,014	5,470	7,722	73,226
Accumulated depreciation		(6,800)	(4,328)	(6,027)	(9,294)	(1,383)	(477)	(2,986)	-	(31,295)
Balance at December 31, 2021		8,137	7,232	4,743	7,742	2,334	1,537	2,484	7,722	41,931
Additions (i)		-	-	-	-	-	77	-	5,496	5,573
Disposals		(22)	(24)	(19)	(3)	(7)	-	(2)	(144)	(221)
Assets retirement obligation		-	-	-	(562)	-	-	-	-	(562)
Depreciation, depletion and amortization		(409)	(478)	(700)	(436)	(160)	(185)	(301)	-	(2,669)
Impairment	19	56	34	64	39	-	-	21	-	214
Transfers to assets held for sale	16	(56)	(34)	(64)	(39)	-	-	(21)	-	(214)
Translation adjustment		308	340	102	(131)	159	26	43	39	886
Transfers		899	972	858	502	149	-	408	(3,788)	-
Balance at December 31, 2022		8,913	8,042	4,984	7,112	2,475	1,455	2,632	9,325	44,938
Cost		16,027	12,819	11,647	16,405	4,099	2,120	5,899	9,325	78,341
Accumulated depreciation		(7,114)	(4,777)	(6,663)	(9,293)	(1,624)	(665)	(3,267)	-	(33,403)
Balance at December 31, 2022		8,913	8,042	4,984	7,112	2,475	1,455	2,632	9,325	44,938

(i)	The additions are mainly related to the expansion of the Voisey’s Bay mine and the Salobo III project, Sol do Cerrado (solar energy plant) and the execution of the Capanema project. It also includes capitalized interest.
(ii)	The Company recognized an impairment loss of US$882 related to NLC assets for the year ended December 31, 2021.

Schedule of right-of-use assets (leases)

	December 31, 2021	Additions and contract modifications	Depreciation	Translation adjustment	December 31, 2022
Ports	680	23	(54)	8	657
Vessels	492	-	(44)	5	453
Pelletizing plants	215	20	(45)	14	204
Properties	84	22	(28)	9	87
Energy plants	49	-	(7)	(3)	39
Mining equipment and locomotives	17	12	(7)	(7)	15
Total	1,537	77	(185)	26	1,455

Schedule of estimated useful lives of property, plant and equipment

Useful life
Buildings	3 to 50 years
Facilities	3 to 50 years
Equipment	3 to 40 years
Locomotives	12 to 25 years
Wagons	30 to 45 years
Railway equipment	5 to 37 years
Vessels	20 to 25 years
Other	2 to 50 years